Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 30,346	€ 18,720
Less current installments	(7,251)	(4,532)
Long-term borrowings	23,095	14,188
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		1,313
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		1,240
1.5% fixed long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	146	217
0.21% fixed long-term debt with final payment due December 2034 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	7,734	7,734
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	894	1,035
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,600	2,400	€ 4,000
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,895	2,526
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,359	€ 2,255
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due May 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	4,096
Short-term financing (two disbursements with monthly interest rates of 1.00% and 1.45%), with the final tranche payable in November 2026.
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	3,107
Interest-free shareholder loan, repayable on 31 December 2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 8,515